Subsequent events (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 14, 2020	Dec. 31, 2019
Subsequent events
Repayment of credit facility		$ 80.0
Term Loan | Subsequent events
Subsequent events
Repayment of credit facility	$ 80.0